Intangible assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cost	R$ 75,940,291	R$ 68,551,450
Accumulated amortization	(25,447,818)	(23,780,326)
Net	50,492,473	44,771,124
Agreements Concession New Contracts [Member]
IfrsStatementLineItems [Line Items]
Cost	148,000	148,000
Accumulated amortization	(10,275)	(5,344)
Net	137,725	142,656
Agreements Concession Others [Member]
IfrsStatementLineItems [Line Items]
Cost	135,470	112,456
Accumulated amortization	(60,381)	(52,964)
Net	75,089	59,492
Contract Commitments [Member]
IfrsStatementLineItems [Line Items]
Cost	4,437,857	4,437,857
Accumulated amortization	(707,736)	(588,098)
Net	3,730,121	3,849,759
Concession agreement – URAE-1 [Member]
IfrsStatementLineItems [Line Items]
Cost	69,281,545	62,042,186
Accumulated amortization	(23,335,074)	(22,085,992)
Net	45,946,471	39,956,194
Software Licenses [Member]
IfrsStatementLineItems [Line Items]
Cost	1,696,773	1,570,845
Accumulated amortization	(1,145,671)	(932,558)
Net	551,102	638,287
Right Of Uses [Member]
IfrsStatementLineItems [Line Items]
Cost	240,646	240,106
Accumulated amortization	(188,681)	(115,370)
Net	R$ 51,965	R$ 124,736